Stock Options and Warrants (Details 4) (USD $)	12 Months Ended
Dec. 31, 2014
Shares
Outstanding, Ending	9,784,016
Restricted Stock Units (RSUs)
Shares
Outstanding, Begining	1,677,000
Repurchase of unvested restricted shares	(92,000)
Vested	(799,000)
Outstanding, Ending	786,000
Weighted Average Exercise Price
Outstanding, Begining	$ 0.001
Outstanding, Ending	$ 0.001